Variable Interest Entities (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Total Assets	$ 478.8	$ 9.2
Maximum Exposure	$ 478.8	$ 9.2